Employee Benefit Plans (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Schedule Of Defined Benefit Plans [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 404,778,658.1	$ 333,319,658.1
United States Pension Plans of US Entity, Defined Benefit [Member]
Schedule Of Defined Benefit Plans [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 438,235,000	$ 477,667,000